STANDARD AND POOR’S MIDCAP 400 DEPOSITARY RECEIPTS(TM)

(“MIDCAP SPDRS”)(TM)

MIDCAP SPDR TRUST, SERIES 1

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2006

“S&P”, “S&P MidCap 400 Index”, “Standard & Poor’s”, “Standard & Poor’s MidCap 400 Depositary Receipts”, and “MidCap SPDRs” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor’s Corporation or The McGraw-Hill Companies, Inc.

MIDCAP SPDR TRUST, SERIES 1

TRUST OVERVIEW

OBJECTIVE:

To replicate the total return of the S&P MidCap 400 Index.

STRATEGY:

The Trust’s holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The MidCap SPDR Trust, Series 1 (the “Trust”) seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

MIDCAP SPDR Trust, Series 1

Schedule of Investments

September 30, 2006

Common Stock	Shares	Value
3Com Corp. *	3,060,503	$13,496,818
99 Cents Only Stores *	361,977	$4,282,188
Abercrombie & Fitch Co.	683,954	$47,521,124
Activision, Inc. *	1,937,702	$29,259,300
Acxiom Corp.	525,881	$12,968,225
Adesa Inc.	698,079	$16,132,606
Adtran Inc.	502,857	$11,988,111
Advance Auto Parts, Inc.	816,269	$26,887,901
Advanced Medical Optics, Inc *	460,683	$18,220,013
Advent Software, Inc. *	157,335	$5,697,100
Aeropostale, Inc. *	410,192	$11,989,912
Affymetrix Inc. *	525,547	$11,330,793
AGCO Corp. *	706,753	$17,916,189
AGL Resources	604,762	$22,073,813
Airgas Inc.	604,156	$21,852,323
AirTran Holdings Inc. *	705,666	$7,000,207
Alaska Air Group *	309,684	$11,780,379
Albemarle Corp.	305,577	$16,601,998
Alexander & Baldwin	334,433	$14,838,792
Alliance Data Systems *	516,306	$28,494,928
Alliant Energy Corp.	914,439	$32,672,905
Alliant Techsystems Inc *	269,390	$21,836,753
AMB Property Corp.	686,330	$37,823,646
American Eagle Outfitters, Inc.	1,036,387	$45,424,842
American Financial Group, Inc.	360,175	$16,903,013
American Greetings Corp (Class A)	444,104	$10,267,684
AmeriCredit Corp. *	971,157	$24,269,213
AmerUs Group Co.	334,347	$22,738,939
Ametek, Inc.	548,005	$23,865,618
Amphenol Corp.	693,971	$42,977,624
Andrew Corp. *	1,239,833	$11,443,659
AnnTaylor Stores Corp. *	564,933	$23,648,095
Applebee’s Intl	577,964	$12,432,006
Apria Healthcare Group *	329,541	$6,505,139
Aqua America Inc	1,020,351	$22,386,501
Aquila, Inc. *	2,904,876	$12,578,113
Arch Coal	1,114,654	$32,224,647
Arrow Electronics Inc *	948,459	$26,016,230
Arvinmeritor Inc	548,020	$7,803,805
Associated Banc-Corp.	1,026,649	$33,366,093
Astoria Financial	671,351	$20,691,038
Atmel Corp. *	3,326,553	$20,092,380
Avis Budget Group, Inc. *	778,451	$14,237,869
Avnet, Inc. *	990,835	$19,440,183
Avocent Corp. *	397,154	$11,962,278

Bandag, Inc.	89,069	$3,655,392
Bank of Hawaii Corp.	392,215	$18,889,074
Banta Corp.	187,224	$8,911,862
Barnes & Noble	397,379	$15,076,559
Beazer Homes Inc.	304,412	$11,884,244
Beckman Coulter Inc.	481,626	$27,722,393
Belo Corp.	682,020	$10,782,736
BISYS Group *	935,048	$10,154,621
BJ’s Wholesale Club *	503,975	$14,705,991
Black Hills	258,270	$8,680,455
Blyth Inc.	194,718	$4,737,489
Bob Evans Farms	282,940	$8,567,423
Borders Group	481,766	$9,828,026
Borg Warner Inc.	445,571	$25,473,294
Bowater Inc.	434,288	$8,933,304
Boyd Gaming Corp.	328,578	$12,630,538
Brinker International	642,331	$25,751,050
Brown & Brown Inc.	888,161	$27,142,200
Cabot Corp.	491,807	$18,295,220
Cadence Design Systems *	2,178,702	$36,950,786
Callaway Golf Co.	487,924	$6,396,684
Cameron International Corp. *	866,557	$41,863,369
Career Education *	735,353	$16,545,443
Carlisle Companies	239,252	$20,121,093
CarMax Inc. *	826,659	$34,479,947
Catalina Marketing	284,051	$7,811,403
Cathay Bancorp Inc.	400,198	$14,447,148
CBRL Group	240,083	$9,706,556
CDW Corp.	465,963	$28,740,598
Cephalon, Inc. *	471,717	$29,128,525
Ceridian Corp. *	1,079,337	$24,133,975
Ch Robinson Worldwide Inc.	1,346,506	$60,027,237
Charles River Laboratories Intl. Inc. *	530,447	$23,026,704
Charming Shoppes Inc. *	952,202	$13,597,445
Checkfree Corp *	690,749	$28,541,749
Cheesecake Factory *	614,151	$16,698,766
Chemtura, Corp	1,868,179	$16,197,112
Chico’s FAS Inc. *	1,363,443	$29,354,928
ChoicePoint Inc. *	659,780	$23,620,124
Church & Dwight Co.	503,990	$19,711,049
Cincinnati Bell Inc. *	1,917,543	$9,242,557
City National Corp.	313,691	$21,036,118
Claire’s Stores	739,275	$21,557,259
Cognizant Technology Solutions Corp. (Class A) *	1,094,154	$81,033,045
Coldwater Creek, Inc. *	466,639	$13,420,538
Colonial BancGroup	1,202,101	$29,451,475
Commercial Metals	930,560	$18,918,285
CommScope, Inc. *	458,136	$15,054,349
Community Health Systems *	734,142	$27,420,204
Con-Way Inc.	372,406	$16,691,237

Copart Inc. *	547,430	$15,432,052
Corinthian Colleges *	668,928	$7,231,112
Corporate Executive Board Co	312,666	$28,111,800
Covance Inc. *	495,115	$32,865,734
Crane Company	398,963	$16,676,653
Cree Inc. *	599,746	$12,060,892
CSG Systems International *	372,724	$9,851,095
Cullen Frost Bankers	431,516	$24,950,255
Cypress Semiconductor *	1,095,986	$19,475,671
Cytec Industries	322,466	$17,925,885
Cytyc Corp. *	873,748	$21,389,351
Deluxe, Corp	399,251	$6,827,192
Denbury Resources, Inc *	926,172	$26,766,371
Dentsply International	1,194,529	$35,967,268
Developers Diversified Realty Corporation	852,098	$47,512,984
DeVRY Inc. *	461,436	$9,814,744
Diebold, Inc.	509,698	$22,187,154
Dollar Tree Stores *	791,909	$24,517,503
Donaldson Co.	552,586	$20,390,423
DPL Inc.	886,476	$24,041,229
DRS Technolgies	311,905	$13,620,891
DST Systems Inc. *	453,422	$27,962,535
Dun & Bradstreet *	487,792	$36,579,522
Duquesne Light Holdings Inc.	610,439	$12,001,231
Dycom Industries *	315,384	$6,780,756
Eaton Vance	986,556	$28,472,006
Edwards (A.G.), Inc.	592,881	$31,588,700
Edwards Lifesciences Corp. *	453,508	$21,128,938
Emmis Communications *	251,599	$3,082,088
Energizer Holdings Inc. *	445,595	$32,078,384
Energy East	1,146,966	$27,206,034
ENSCO Int’l	1,191,625	$52,228,924
Entercom Communications	216,127	$5,446,400
Equitable Resources	937,091	$32,779,443
Everest Reinsurance Group Ltd	504,084	$49,163,313
Expeditors Int’l	1,656,253	$73,835,759
F5 Networks Inc. *	314,872	$16,914,924
Fair, Isaac Corporation	488,266	$17,855,888
Fairchild Semiconductor *	951,363	$17,790,488
Fastenal	972,711	$37,517,463
Federal Signal	373,299	$5,692,810
Ferro Corp.	330,092	$5,869,036
Fidelity National Financial	1,368,707	$57,006,647
Fidelity National Information Se	505,365	$18,698,505
First American Corp	750,488	$31,775,662
First Niagara Finl Grp Inc	858,303	$12,514,058
FirstMerit Corp.	621,699	$14,404,766
Florida Rock	383,277	$14,836,653
Flowserve Corp. *	438,862	$22,202,029
FMC Corp.	303,255	$19,429,548

FMC Technologies *	532,140	$28,575,918
Foot Locker, Inc.	1,208,165	$30,506,166
Forest Oil *	424,721	$13,416,936
Furniture Brands International	375,225	$7,144,284
Gallagher (Arthur J.) & Co	754,798	$20,130,463
Gamestop Corp. *	583,765	$27,016,644
Gartner, Inc. *	442,846	$7,789,661
GATX Corp.	397,752	$16,455,000
Gen-Probe, Inc *	402,302	$18,863,941
Gentex Corp	1,140,187	$16,202,057
Glatfelter	347,393	$4,707,175
Graco Inc.	526,852	$20,578,839
Granite Construction	263,154	$14,039,266
Grant Prideco *	1,013,650	$38,549,110
Great Plains Energy Inc.	623,081	$19,327,973
Greater Bay Bancorp	395,655	$11,161,428
Hanesbrands Inc *	737,846	$16,608,913
Hanover Compressor *	801,157	$14,597,081
Hanover Insurance Group. *	395,663	$17,658,440
Harris Corp.	1,039,470	$46,246,020
Harsco Corp.	326,233	$25,331,992
Harte-Hanks, Inc.	386,422	$10,182,220
Hawaiian Electric Industries	631,203	$17,080,353
HCC Insurance Holdings	863,513	$28,392,307
Health Net, Inc. *	900,508	$39,190,108
Helmerich & Payne	816,874	$18,812,608
Highwoods Properties, Inc.	425,606	$15,836,799
Hillenbrand Industries	476,516	$27,151,882
HNI Corp.	388,977	$16,173,664
Horace Mann Educators	333,913	$6,421,147
Hormel Foods Corp.	567,939	$20,434,445
Hospitality Properties Trust	576,644	$27,217,597
Hovnanian Enterprises Inc. *	283,049	$8,304,658
Hubbell Inc. (Class B)	471,989	$22,608,273
IDACORP Inc. Hldg. Co.	332,398	$12,567,968
Imation Corp.	270,096	$10,844,354
IndyMac Bancorp	533,119	$21,943,178
Ingram Micro Inc. *	1,075,532	$20,607,193
Integrated Device Technology *	1,550,084	$24,894,349
International Rectifier Corp. *	555,522	$19,354,386
International Speedway Corp. (Class A)	277,707	$13,840,917
Intersil Corp. (Class A)	1,090,333	$26,767,675
Intuitive Surgical, Inc *	285,713	$30,128,436
Investors Financial Services	513,045	$22,101,979
Invitrogen Corp. *	415,302	$26,334,300
ITT Educational Services, Inc. *	256,398	$16,999,187
J.B. Hunt Transport Services Inc.	823,886	$17,112,112
Jack Henry & Associates Inc	609,188	$13,262,023
Jacobs Engineering Group *	456,963	$34,148,845
Jefferies Group, Inc.	784,081	$22,346,309

JetBlue Airways Corp. *	1,362,627	$12,631,552
Joy Global Inc	921,552	$34,659,571
Kelly Services	164,712	$4,514,756
KEMET Corp. *	675,590	$5,452,011
Kennametal Inc.	300,459	$17,021,002
Korn/Ferry International *	339,511	$7,109,360
Lam Research *	1,101,609	$49,935,936
Lancaster Colony	182,860	$8,184,814
Lattice Semconductor *	887,796	$6,054,769
Laureate Education, Inc. *	399,064	$19,099,203
Lear Corporation	522,985	$10,825,790
Lee Enterprises	356,300	$8,993,012
Leucadia National Corp.	1,259,666	$32,965,459
Liberty Property Trust	699,034	$33,406,835
LifePoint Hospitals *	444,958	$15,715,917
Lincare Holdings *	727,378	$25,196,374
Lincoln Electric Holdings	330,659	$18,004,383
Longview Fibre	510,576	$10,374,904
Lubrizol Corp.	531,581	$24,309,199
Lyondell Chemical Co.	1,636,001	$41,505,345
M.D.C Hldgs	268,877	$12,489,337
Macerich Co	557,618	$42,579,710
Mack-Cali Realty	484,523	$25,098,291
Macrovision Corporation *	410,720	$9,729,957
Manpower Inc.	672,849	$41,225,458
Martek Biosciences Corp. *	249,681	$5,370,638
Martin Marietta	352,037	$29,789,371
McAfee, Inc. *	1,238,769	$30,300,290
McData Corp. *	1,236,680	$6,220,500
MDU Resources	1,398,837	$31,250,019
Media General	186,867	$7,048,623
Medicis Pharmaceutical Cl A	424,946	$13,747,003
MEMC Electronic Materials, Inc *	1,293,080	$47,365,520
Mentor Graphics *	631,359	$8,889,535
Mercantile Bankshares	973,495	$35,308,664
Mercury General Corp	275,990	$13,691,864
Michaels Stores	1,035,331	$45,078,312
Micrel Inc. *	459,852	$4,409,981
Microchip Technology	1,669,035	$54,110,115
Millennium Pharmaceuticals *	2,448,619	$24,363,759
Miller (Herman)	512,517	$17,533,207
Mine Safety Appliances Co.	234,469	$8,356,475
Minerals Technologies	152,373	$8,136,718
Modine Mfg.	255,932	$6,226,826
Mohawk Industries *	415,449	$30,930,178
MoneyGram International, Inc.	656,457	$19,076,640
MPS Group, Inc. *	804,271	$12,152,535
Msc Industrial Dircl	424,954	$17,312,626
National Fuel Gas	647,643	$23,541,823
National Instruments	439,833	$12,025,034

Navigant Consulting *	411,567	$8,256,034
New Plan Excel Realty Trust	813,830	$22,014,101
New York Community Bancorp	2,016,358	$33,027,944
Newfield Exploration Company *	1,015,397	$39,133,400
Newport Corporation *	316,751	$5,163,041
Noble Energy, Inc.	1,371,317	$62,518,342
Nordson Corporation	261,422	$10,420,281
Northeast Utilities	1,194,312	$27,791,640
NSTAR	829,408	$27,669,051
OGE Energy Corp.	706,435	$25,509,368
Ohio Casualty	477,052	$12,341,335
Old Republic International	1,786,246	$39,565,349
Olin Corp.	564,017	$8,663,301
Omnicare, Inc.	942,239	$40,601,079
ONEOK Inc.	853,379	$32,249,192
O’Reilly Automotive Inc. *	880,551	$29,243,099
Osi Restaurant Partners Inc.	578,018	$18,328,951
Oskosh Truck Corp.	571,806	$28,859,049
Overseas Shipholding Group	230,275	$14,224,087
Pacific Sunwear of California, Inc. *	538,376	$8,118,710
Packaging Corporation of America	630,691	$14,632,031
Palm Inc. *	803,665	$11,701,362
Par Pharmaceutical Companies, Inc. *	272,170	$4,964,381
Patterson UTI-Energy	1,289,493	$30,638,354
Payless ShoeSource *	510,312	$12,706,769
PDL Biopharma Inc *	891,888	$17,124,250
Peabody Energy	2,052,692	$75,498,012
Pentair Inc.	785,261	$20,565,986
Pepco Holdings, Inc.	1,480,817	$35,791,347
PepsiAmericas, Inc.	470,079	$10,031,486
Perrigo Co.	590,256	$10,016,644
PETsMART Inc.	1,085,573	$30,124,651
Pharmaceutical Prod Dev	799,425	$28,531,478
Pier 1 Imports	679,528	$5,042,098
Pioneer Natural Resources	968,502	$37,887,798
Plains Exploration & Production Company *	595,607	$25,557,496
Plantronics Inc.	368,236	$6,455,177
Plexus Corp *	358,801	$6,888,979
PMI Group	671,677	$29,426,169
PNM Resources, Inc.	540,410	$14,899,104
Pogo Producing	450,650	$18,454,117
Polycom Inc. *	684,886	$16,800,254
Potlatch Corp	300,630	$11,153,373
Powerwave Technologies *	873,927	$6,641,845
Precision Castparts	1,052,034	$66,446,467
Pride International *	1,266,484	$34,726,991
Protective Life Corp.	542,934	$24,839,230
Psychiatric Solutions, Inc. *	412,553	$14,063,932
Puget Energy, Inc. (Hldg. Co.)	902,659	$20,517,439
Quanta Services *	920,341	$15,516,949

Questar Corp.	665,519	$54,419,489
Quicksilver Resrcscom *	427,509	$13,637,537
Radian Group	634,418	$38,065,080
Ralph Lauren Polo Corp.	479,397	$31,012,192
Raymond James Financial, Inc.	703,158	$20,560,340
Rayonier Inc.	594,597	$22,475,767
Reader’s Digest Association	748,352	$9,698,642
Regency Centers Corp	533,848	$36,707,388
Regis Corp.	352,169	$12,625,259
Reliance Steel & Aluminum	498,019	$16,006,331
Rent-A-Center, Inc. *	541,707	$15,866,598
Republic Services Inc.	890,770	$35,817,862
ResMed Inc. *	589,643	$23,733,131
Reynolds & Reynolds Co	419,480	$16,573,655
RF Micro Devices, Inc. *	1,487,806	$11,277,569
Rollins, Inc.	231,937	$4,896,190
Roper Industries	675,606	$30,226,612
Ross Stores	1,095,746	$27,842,906
RPM International Inc.	922,787	$17,523,725
Ruby Tuesday, Inc.	458,353	$12,920,971
Ruddick Corp.	276,565	$7,198,987
Ryland Group Inc.	339,092	$14,652,165
SAKS Inc.	1,063,768	$18,381,911
SCANA Corp .	900,834	$36,276,585
Schein (Henry) Inc. *	684,692	$34,330,457
Scholastic Corp. *	198,344	$6,178,416
Scientific Games Corporation *	517,595	$16,459,521
Scotts Co.	358,063	$15,930,223
SEI Investments	489,516	$27,505,904
Semtech Corp *	565,663	$7,217,860
Sensient Technologies	360,051	$7,046,198
Sepracor Inc. *	848,433	$41,098,095
Sequa Corp. *	53,325	$5,005,084
Sierra Pacific Resources *	1,715,223	$24,596,298
Silicon Laboratories Inc. *	434,801	$13,487,527
Smithfield Foods *	769,257	$20,785,324
Smucker (J.M.) Co	445,509	$21,362,157
Sonoco Products Co	769,808	$25,896,341
Sotheby’s Holdings	430,064	$13,865,263
Southwestern Energy *	1,305,870	$39,006,337
SPX Corp.	449,229	$24,006,798
SRA International, Inc. *	317,450	$9,542,547
StanCorp Financial Group	422,197	$18,842,652
Steel Dynamics, Inc.	353,567	$17,837,455
Stericycle Inc. *	342,400	$23,896,096
STERIS Corp.	503,439	$12,112,742
SVB Financial Group *	268,147	$11,970,082
Swift Transportation *	418,555	$9,928,125
Sybase Inc. *	694,864	$16,843,503
Synopsys Inc. *	1,095,606	$21,605,350

TCF Financial	875,084	$23,005,958
Tech Data Corp. *	426,864	$15,593,342
Techne Corp *	305,810	$15,553,497
Teleflex Inc	310,577	$17,280,504
Telephone & Data Systems Inc	808,332	$34,030,777
Texas Regional Bancshares, Inc.	357,512	$13,746,336
The Brink’s Company	367,444	$19,496,579
Thomas & Betts Corp. *	403,972	$19,273,504
Thor Industries, Inc.	277,310	$11,416,853
Tidewater Inc.	453,096	$20,022,312
Timberland Co (Class A) *	397,799	$11,444,677
Timken Co.	729,956	$21,738,090
Toll Brothers Inc *	977,308	$27,442,809
Tootsie Roll Industries Inc	206,552	$6,054,039
Transaction Systems Architects, Inc. *	291,366	$9,999,681
Triad Hospitals *	682,362	$30,044,399
Trinity Industries	618,616	$19,900,877
TriQuint Semiconductor *	1,080,106	$5,616,551
Tupperware Corp.	471,298	$9,171,459
United Dominion Realty Trust, Inc. (Md.)	1,045,457	$31,572,801
United Rentals *	513,262	$11,933,342
Unitrin, Inc.	317,396	$14,019,381
Universal Corp.	199,944	$7,303,954
Universal Health Services (Class B)	442,232	$26,502,964
Urban Outfitters Inc. *	873,018	$15,443,688
Utstarcom Inc. *	825,766	$7,324,544
Valassis Communications Inc *	371,194	$6,551,574
Valeant Pharmaceuticals International	722,035	$14,281,852
Valspar Corp	789,571	$21,002,589
Varian Inc *	240,363	$11,025,451
Varian Medical Systems *	1,008,967	$53,868,748
VCA Antech, Inc. *	646,548	$23,314,521
Vectren Corp	591,740	$15,888,219
Vertex Pharmaceuticals Inc *	938,846	$31,592,168
Vishay Intertechnology Inc *	1,432,337	$20,110,011
W. R. Berkley Corp.	1,307,609	$46,276,283
Waddell & Reed Financial Inc.	658,017	$16,285,921
Washington Federal Inc.	677,594	$15,205,209
Washington Post Co	44,030	$32,450,110
Webster Financial Corp.	408,049	$19,223,188
Weingarten Realty Investors	613,009	$26,371,647
Werner Enterprises	396,020	$7,409,534
Westamerica Bancorporation	242,180	$12,232,512
Westar Energy Inc	677,384	$15,925,298
Western Digital Corp. *	1,713,826	$31,020,251
Westwood One, Inc.	544,464	$3,854,805
WGL Holdings, Inc.	378,750	$11,870,025
Williams-Sonoma Inc.	881,133	$28,539,898
Wilmington Trust Corp.	533,181	$23,753,213
Wind River Systems *	586,521	$6,281,640

Wisconsin Energy Corp	908,390	$39,187,945
Worthington Industries, Inc	565,493	$9,647,311
WPS Resources	334,907	$16,621,434
YRC Worldwide, Inc. *	446,627	$16,543,064
Zebra Technologies Corp *	549,969	$19,655,892

Totals		$8,343,451,122

The securities of the MIDCAP SPDR Trust’s investment portfolio categorized by industry sector, as a percentage of total investment at value, were as follows:

Industry Name	Value	Weight
Capital Goods	$711,173,262	8.52%
Utilities	$697,400,294	8.36%
Energy	$678,339,747	8.13%
Retailing	$615,497,717	7.38%
Health Care Equipment & Services	$573,171,937	6.87%
Software & Services	$513,648,769	6.16%
Banks	$477,818,986	5.73%
Technology Hardware & Equipment	$464,308,835	5.56%
Insurance	$446,908,225	5.36%
Materials	$421,492,677	5.05%
Real Estate	$390,145,843	4.68%
Pharmaceuticals & Biotechnology	$340,355,272	4.08%
Semiconductors & Semiconductor Equipment	$339,911,669	4.07%
Commerical Services & Support	$337,128,708	4.04%
Transportation	$247,797,998	2.97%
Consumer Services	$243,516,910	2.92%
Diversified Financials	$226,095,831	2.71%
Consumer Durables & Apparels	$202,486,773	2.43%
Food & Staples Retailing	$167,850,630	2.01%
Media	$112,080,029	1.34%
Automobiles & Components	$81,604,017	0.98%
Telecommunication Services	$54,716,993	0.65%

Grand Total	$8,343,451,122	100.00%

(*) Denotes non-income producing security.

The accompanying notes are an integral part of these financial statements.

MIDCAP SPDR TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006

Assets:
Investments in securities, at value (cost $9,265,687,098)	$8,343,451,122
Cash	25,422,245
Receivable from units created	14,538
Dividends receivable	5,846,490
Receivable for securities sold	65,535,830
Total Assets	8,440,270,225

Liabilities:
Payable for securities purchased	64,477,391
Distribution payable	20,576,053
Payable to sponsor	7,546,081
Accrued trustee fees	607,040
Other accrued expenses	394,570
Redemption payable	7,892
Total Liabilities	93,609,027
Net Assets	$8,346,661,198

Net Assets Represented By:
Interest of Unitholders (60,676,786 units of fractional undivided interest (MidCap SPDRs) outstanding; unlimited units authorized)
Cost to investors of outstanding units	$9,695,010,844
Undistributed net investment income	6,206,989
Accumulated net realized losses on investments	(432,320,659)
Unrealized depreciation on investments	(922,235,976)
Net assets	$8,346,661,198
Net asset value per MidCap SPDR ($8,346,661,198/60,676,786 MidCap SPDRs)	$137.56

The accompanying notes are an integral part of these financial statements.

MIDCAP SPDR TRUST, SERIES 1

STATEMENTS OF OPERATIONS

	For the Year	For the Year	For the Year
	Ended	Ended	Ended
	September 30, 2006	September 30, 2005	September 30, 2004
Investment income
Dividend income	$123,897,645	$102,141,590	$77,048,858
Expenses
Trustee fees and expenses	9,431,705	7,947,030	6,746,430
Printing and distribution expenses	10,936,424	8,859,504	7,349,918
Audit fees	79,112	78,800	67,050
Legal fees	101,653	81,930	70,503
License fees	2,749,982	2,318,005	1,884,016
Total expenses	23,298,876	19,285,269	16,117,917
Less: voluntary fee reduction by the Trustee (see Note 3)	(875,397)	(462,174)	(123,652)
Net expenses	22,423,479	18,823,095	15,994,265
Net investment income	101,474,166	83,318,495	61,054,593
Realized and unrealized gains (losses) on investments
Net realized gains/(losses)	18,784,496	103,437,325	62,515,659
Net realized gains from in-kind redemptions	1,243,027,600	1,109,056,346	366,612,906
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(857,567,644)	132,523,435	428,181,459
Net realized and unrealized gains on investments	404,244,452	1,345,017,106	857,310,024
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$505,718,618	$1,428,335,601	$918,364,617

The accompanying notes are an integral part of these financial statements.

MIDCAP SPDR TRUST, SERIES 1

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year	For the Year
	Ended	Ended	Ended
	September 30, 2006	September 30, 2005	September 30, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$101,474,166	$83,318,495	$61,054,593
Net realized gains (losses) on investments and in-kind redemptions	1,261,812,096	1,212,493,671	429,128,565
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(857,567,644)	132,523,435	428,181,459
Net increase in net assets resulting from operations	505,718,618	1,428,335,601	918,364,617

Dividends and Distributions to Unitholders from:
Net investment income	(95,899,706)	(81,890,862)	(59,300,208)
Total dividends and distributions	(95,899,706)	(81,890,862)	(59,300,208)
Unitholder Transactions:
Proceeds from subscriptions of MidCap SPDR units	7,167,944,824	4,666,255,578	2,007,615,417
Reinvestment of dividends and distributions	762,797	614,841	448,959
Less: Redemptions of MidCap SPDR units	(7,558,100,034)	(4,223,112,006)	(1,610,059,193)
Increase (decrease) in net assets due to unitholder transactions	(389,392,413)	443,758,413	398,005,183
Total increase (decrease)	20,426,499	1,790,203,152	1,257,069,592
Net Assets:
Beginning of year	8,326,234,699	6,536,031,547	5,278,961,955
End of year (including undistributed net investment income of $6,206,989, $1,843,416 and $415,782, respectively)	$8,346,661,198	$8,326,234,699	$6,536,031,547

The accompanying notes are an integral part of these financial statements.

MIDCAP SPDR TRUST, SERIES 1

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A MIDCAP SPDR

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	September 30,		September 30,		September 30,		September 30,		September 30,
	2006		2005		2004		2003		2002

Net Asset Value, Beginning of Year	$130.82		$108.59		$93.50		$74.67		$79.21
Investment Operations:
Net investment income	1.58		1.36		1.02		0.82		0.70
Net realized and unrealized gains (losses) on investments	6.65		22.21		15.06		18.82		(4.52)
Total from Investment Operations	8.23		23.57		16.08		19.64		(3.82)
Less Distributions from:
Net investment income	(1.49)		(1.34)		(0.99)		(0.81)		(0.72)
Total Distributions	(1.49)		(1.34)		(0.99)		(0.81)		(0.72)
Net Asset Value, End of Year	$137.56		$130.82		$108.59		$93.50		$74.67
Total Investment Return	6.26%		21.77%		17.21%		26.41%		(4.94)%

Ratios and Supplemental Data
Net assets, end of year (000's)	$8,346,661		$8,326,235		$6,536,032		$5,278,962		$5,408,491
Ratio of expenses to average net assets	0.25	%(1)	0.25	%(1)	0.25	%(1)	0.25	%(1)	0.25	%(1)
Ratio of net investment income to average net assets	1.13	%(1)	1.11	%(1)	0.96	%(1)	0.96	%(1)	0.81	%(1)
Portfolio turnover rate (2)	16.87%		19.17%		16.29%		13.02%		21.43%

(1)                                  Net of voluntary fee reduction by the Trustee. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.12% and 0.26% for the year September 30, 2006, 1.10% and 0.26% for the year ended September 30, 2005 (see Note 3), 0.96% and 0.25% for the year ended September 30, 2004, 0.96% and 0.25% for the year ended September 30, 2003, 0.82% and 0.25% for the year ended September 30, 2002.

(2)                                  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of MidCap SPDRs.

The accompanying notes are an integral part of these financial statements.

MIDCAP SPDR TRUST, SERIES 1

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2006

Note 1 - ORGANIZATION

MidCap SPDR Trust, Series 1 (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940.  The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor’s Midcap 400 Composite Price Index (the “S&P MidCap Index”).  Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor’s Depository Receipt (“MidCap SPDR”).  The Trust commenced operations on April 27, 1995 upon the initial issuance of 375,000 MidCap SPDRs (equivalent to 15 “Creation Units”- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.  The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Portfolio securities are valued based on the closing sale price on the exchange, which is deemed to be the principal market for the security.  If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange, which is deemed to be the principal market for the security.  Portfolio securities traded on NASDAQ are valued at the NASDAQ official closing price on the day of valuation.  If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

Investment Transactions - Investment transactions are recorded on the trade date.  Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis.  Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly.  The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax - The Trust has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.  In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.

NOTE 3 - TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

In accordance with the Trust Agreement, The Bank of New York (the “Trustee”) maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports.  The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap Index.  For these services, the Trustee receives a fee at the following annual rates:

NET ASSET VALUE OF THE TRUST	FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
$0-$500,000,000*	14/100 of 1% per annum
$500,000,001-$1,000,000,000*	12/100 of 1% per annum
$1,000,000,001 and above*	10/100 of 1% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2006, 2005 and 2004 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day’s daily cash balance in the Trust’s cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors.  The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

In the current year financial statements the gross trustee fees and the voluntary fee reduction for year ended September 30, 2005 is $ 7,947,030 and $462,174, respectively.  In the prior year financial statements the amount of net trustee fees and the voluntary fee reduction in the Statement of Operations for year ended September 30, 2005 was incorrectly reported as $7,484,856 and $0, respectively. This change had no effect on the results of operations and the net assets of the Trust.

PDR Services LLC (the “Sponsor”, a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, which exceeded 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee.  There were no expenses assumed by the Sponsor for the years ended September 30, 2006, 2005 and 2004.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year.  There is no recoupment by the Sponsor of expenses so reimbursed in subsequent periods.

NOTE 4 - TRUST TRANSACTIONS IN MIDCAP SPDRs

Transactions in MidCap SPDRs were as follows:

	Year Ended September 30, 2006		Year Ended September 30, 2005
	MidCap SPDRs	AMOUNT	MidCap SPDRs	AMOUNT
MidCap SPDRs sold	51,850,000	$7,167,944,824	37,275,000	$4,666,255,578
Dividend reinvestment MIDCAP SPDRs issued	5,517	762,797	5,077	614,841
MidCap SPDRs redeemed	(54,825,000)	(7,558,100,034)	(33,825,000)	(4,223,112,006)
Net increase/decrease	(2,969,483)	$(389,392,413)	3,455,077	$443,758,413

	Year Ended September 30, 2004
	MidCap SPDRs	AMOUNT
MidCap SPDRs sold	19,525,000	$2,007,615,417
Dividend reinvestment MIDCAP SPDRs issued	4,256	448,959
MidCap SPDRs redeemed	(15,800,000)	(1,610,059,193)
Net increase/decrease	3,729,256	$398,005,183

Except under the Trust’s dividend reinvestment plan, MidCap SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 25,000 MidCap SPDRs.  Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is equivalent to the undistributed net investment income per MidCap SPDR and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units.  Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders.  During the year ended September 30, 2006, the Trustee earned $387,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers for the year ended September 30, 2006.

At September 30, 2006, the Trustee and its affiliates held 5,366,935 MidCap SPDRs, or 8.86% of fractional undivided interest in the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

For the year ended September 30, 2006 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $7,167,944,824, $7,558,100,034, $1,525,188,033 and $1,520,043,582, respectively.

NOTE 6 – FEDERAL INCOME TAX STATUS

The following details the tax basis distributions and components of distributable earnings as of September 30, 2006.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and amortization of license fees.

Cost of investments for federal income tax purposes	$9,360,310,696

Gross unrealized appreciation	$316,089,868
Gross unrealized depreciation	(1,332,949,442)
Net unrealized depreciation	$(1,016,859,574)

Distributable earnings, ordinary income	$15,842,735

Capital loss carryforwards expiring:
9/30/10	(147,615,096)
9/30/11	(109,442,118)
9/30/12	(80,295,247)
$(337,352,461)

For the year ended September 30, 2006, the Trust utilized $46,671,686 of capital loss carryforwards.

To the extent that capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

The tax composition of dividends paid during the years ending September 30, 2006, September 30, 2005 and September 30, 2004 were from ordinary income.

As of September 30, 2006, the Trust had permanent book/tax differences primarily attributable to in-kind redemptions and distributions received from real estate investment trusts.  To reflect reclassifications arising from these differences, accumulated net realized loss on investments was increased by $1,236,337,161, additional paid in capital was increased by $1,237,548,047, and undistributed net investment income was decreased by $1,210,886.

NOTE 7- REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications.  The Trust’s maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 8 – RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

NOTE 9 - RELATED PARTY TRANSACTIONS

During the fiscal year ended September 30, 2006, 2005 and 2004 the Trust paid $2,582,136, $2,588,069 and $1,981,356 respectively, in commissions on trades to a related party, BNY Brokerage. BNY Brokerage is a subsidiary of The Bank of New York, the parent company of the Trustee.  The standing instructions with the BNY Brokerage require all trades to be executed at the close of business on any exchange that the securities are traded.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of MidCap SPDR Trust, Series 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of MidCap SPDR Trust, Series 1 (the “Trust”) at September 30, 2006, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

January 16, 2007

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2006*

Total Trust Assets:	$8,440,270,225

Net Trust Assets:	$8,346,661,198

Number of MidCap SPDRs:	60,676,786

Fractional Undivided Interest in Trust
Represented by each MidCap SPDR:	1/60,676,786th

Record Date:	Quarterly, on the second (2nd) Business Day after the third
Friday in each of March, June, September and December.

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October
and January.

Trustee’s Annual Fee:	From 14/100 of one percent to 10/100 of one percent, based
on net asset value of the Trust, as the same may be reduced
by certain amounts, plus the Transaction Fee.

Estimated Ordinary Operating
Expenses of the Trust:	25/100 of one percent (inclusive of Trustee’s annual fee)

Net Asset Value per MidCap SPDR
(based on the value of the securities, other
net assets of the Trust and number of
MidCap SPDR’s outstanding):	$137.56

Evaluation Time:	Closing time of the regular trading session on the New York
Stock Exchange, Inc. (ordinarily 4:00 p.m. New York time).

Licensor:	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Mandatory Termination Date:	The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*      The Trust Agreement became effective and the initial deposit was made on April 27, 1995 (the “Initial Date of Deposit”).

MIDCAP SPDR TRUST

Frequency Distribution of Discounts and Premiums

Bid/Ask Price vs. Net Asset Value (NAV)

Five Year Period Ending 9/30/2006

Premium/ Discount Range	Number of Trading Days	Percentage of Total Trading Days

Greater than 0.25%	79	6.2%

Between zero and 0.25%	522	41.4%

Bid/Ask Price Equal to NAV	35	2.8%

Between zero and -0.25%	523	41.5%

Less than -0.25%	102	8.1%

Total:	1,261	100%

Comparision of Total Returns Based on NAV and Bid/Ask Price(1)(2)

From Inception to 9/30/06

Cummulative Total Return

	1 Year	5 Year	10 Year	Since Inception
MidCap SPDR Trust
Return Based on NAV	6.26%	82.61%	239.42%	348.85%
Return Based on Bid/Ask Price	6.35%	82.86%	240.27%	349.54%
S&P MidCap 400 Index	6.56%	84.93%	250.88%	369.28%

Average Annual Total Return

	1 Year	5 Year	10 Year	Since Inception
MidCap SPDR Trust
Return Based on NAV	6.26%	12.78%	13.00%	14.04%
Return Based on Bid/Ask Price	6.35%	12.82%	13.03%	14.06%
S&P MidCap 400 Index	6.56%	13.08%	13.37%	14.48%

(1) The Bid/Ask Price is calculated based on the best bid and best offer on the Amex at 4:00 p.m.  However, prior to April 3, 2001, the Bid/Ask Price is based on the midpoint of the best bid and best offer on the Amex at the close of trading, ordinarily 4:15 pm.

(2) Average Annual Return and Cummulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

MIDCAP SPDR TRUST, SERIES 1

SPONSOR

PDR Services LLC

c/o American Stock Exchange LLC

86 Trinity Place

New York, NY 10006

TRUSTEE

The Bank of New York

2 Hanson Place

Brooklyn, NY 11217

DISTRIBUTOR

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PriceWaterhouseCoopers LLP

PriceWaterhouseCoopers Center

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Carter, Ledyard & Milburn LLP

2 Wall Street

New York, NY 10005